LOANS RECOGNIZED AS A RESULT OF PAYMENTS UNDER THE GUARANTEES (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: allowance for doubtful accounts/provision for credit losses	¥ (324,371)		¥ (1,182,609)
Loans recognized as a result of payments under the guarantees, net	54,888	$ 8,658	179,947
Loans recognized as a result of payments under the guarantees
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans recognized as a result of payments under the guarantees	379,259		1,362,556
Less: allowance for doubtful accounts/provision for credit losses	(324,371)		(1,182,609)
Loans recognized as a result of payments under the guarantees, net	54,888		179,947
Past due Up to 6 months | Loans recognized as a result of payments under the guarantees
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans recognized as a result of payments under the guarantees	70,188		145,639
Past due 6 months to 12 months | Loans recognized as a result of payments under the guarantees
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans recognized as a result of payments under the guarantees	7,555		307,224
Past due Over 12 months | Loans recognized as a result of payments under the guarantees
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans recognized as a result of payments under the guarantees	¥ 301,516		¥ 909,693